UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-3835
                                   --------

Value Line Centurion Fund, Inc.
---------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.       10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2003
                         -----------------

Date of reporting period: June 30, 2003
                          -------------

Item I.  Reports to Stockholders.

      A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.

--------------------------------------------------------------------------------
Value Line Centurion Fund
--------------------------------

[PHOTO OMITTED]

Brett R. Mitstifer, CFA (seated), Senior Portfolio Manager, Centurion Team Leader; Nancy L. Bendig, Senior Portfolio Manager; Sigourney B. Romaine, Jr., CFA, Portfolio Manager

Objective: Long-term growth of capital

Portfolio: At least 90% common stocks

Inception: November 15, 1983

Net Assets at June 30, 2003: $337,690,000

Q: How did the Value Line Centurion Fund perform for the first six months of 2003?

A: The Fund had a total return of 8.69%(1) for the six months ended June 30, 2003. This compares with a total return of 11.76% for the S&P 500 Index(2) for the six months ended June 30, 2003.

      The Fund outperformed its benchmark (the S&P 500 Index) during the first quarter of 2003 with a return of -1.18% versus -3.15%. However, during the near record-setting second quarter, the Fund lagged its benchmark with a return of 9.99% versus 15.39%.

Q:    What factors affected the Fund's performance?

A: The market rally of the second quarter was one in which investors made a clear shift toward risk. The laggards of 2002 became the leaders in 2003, following the removal of uncertainty surrounding the war with Iraq and in anticipation of better earnings in the second half of this year. However, as of mid-year, there is little evidence that these riskier companies have seen any real improvement in their businesses. The Value Line Timeliness Ranking System favors stocks with strong relative earnings momentum, positive earnings surprise and strong relative price momentum. As an illustration of the shift toward greater risk, last year the NASDAQ Composite(3) was the worst performing index followed by the Russell 2000 Index,(4) the S&P 500 Index and the Dow Jones Industrial Average.(5) This year that situation has reversed with the NASDAQ leading all other indices, followed by the Russell 2000 Index, the S&P 500 Index and the Dow Jones Industrial Average.

================================================================================

      "The Value Line Timeliness Ranking System favors stocks with strong relative earnings momentum, positive earnings surprise and strong relative price momentum."

================================================================================

      Technology, especially telecom equipment, was the leading sector during the first half of 2003 and the Fund was underweight due to poor fundamentals and low Timeliness Ranks. The Healthcare sector remains overweight within the Fund due to continued strong earnings momentum, but this sector lagged the S&P 500 Index, especially during the second quarter.

Q:    What is your outlook for the future?

A: We believe that the U.S. economy will gain some momentum during the second half of 2003, but will continue to grow at a rate less than during previous recovery periods. Corporate earnings growth should accelerate due

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market stocks. The Index is not available for direct investment.
(4) The Russell 2000 Index is an unmanaged index that is generally considered to be representative of small capitalization issues in the U.S. stock market. The Russell 2000 Index is not available for direct investment.
(5) The Dow Jones Industrial Average (DJIA) is an unmanaged index of 30 industrial stocks listed on the New York Stock Exchange that is generally considered to be representative of U.S. stock market activity. The DJIA is not available for direct investment.


--------------------------------------------------------------------------------
134

--------------------------------------------------------------------------------

to the leverage provided by cost cutting and incremental top-line improvement. However, our proprietary model has turned neutral toward equities following the significant rise that has already taken place in the markets and due to the recent rise in interest rates.

      From a security selection perspective, the Fund will continue to seek out those companies that have the best relative earnings growth and momentum while avoiding those with deteriorating results. A recovery in corporate spending during the second half of the year would likely lead us into more economically sensitive and cyclical names, as they rise within the Timeliness Ranking System.

--------------------------------------------------------------------------------
Value Line Centurion Fund Profile
----------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(1)
                        FOR PERIODS ENDED JUNE 30, 2003
--------------------------------------------------------------------------------
1 Year ..............................................................    (6.25)%
3 Years .............................................................   (15.81)%
5 Years .............................................................    (2.81)%
10 Years ............................................................     7.20%
Since Inception (11/15/83) ..........................................    10.00%

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than the original cost. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    Portfolio Composition by Economic Sector
                               as of June 30, 2003

   [The following table was depicted as a pie chart in the printed material.]

                  Cash & Equivalents               9.63%
                  Equity                          90.37%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      Top Ten Holdings as of June 30, 2003

                                                                   Percent of
    Company                                                     Total Net Assets
--------------------------------------------------------------------------------
 1. Dell Computer Corp.                                               2.59%
--------------------------------------------------------------------------------
 2. Wellpoint Health Network                                          2.49%
--------------------------------------------------------------------------------
 3. Pfizer Inc.                                                       2.27%
--------------------------------------------------------------------------------
 4. Citigroup Inc.                                                    2.22%
--------------------------------------------------------------------------------
 5. Electronic Arts Inc.                                              2.19%
--------------------------------------------------------------------------------
 6. Omnicom Group Inc.                                                2.13%
--------------------------------------------------------------------------------
 7. Express Scripts Inc.                                              2.02%
--------------------------------------------------------------------------------
 8. Pepsico Inc.                                                      1.98%
--------------------------------------------------------------------------------
 9. Amgen Inc.                                                        1.95%
--------------------------------------------------------------------------------
10. L-3 Communications Holdings                                       1.93%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Centurion Fund, Inc.
--------------------------------------

Schedule of Investments
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Common Stocks -- 90.3%
-------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------

Advertising -- 2.1%
   100,000     Omnicom Group, Inc.                                $   7,170,000
--------------------------------------------------------------------------------
Aerospace/Defense -- 1.9%
     150,000   L-3 Communications Holdings, Inc.*                     6,523,500
--------------------------------------------------------------------------------
Bank -- 3.1%
     150,000   Commerce Bancorp, Inc.                                 5,565,000
     100,000   Wells Fargo & Co.                                      5,040,000
                                                                  --------------
                                                                     10,605,000
--------------------------------------------------------------------------------
Bank - Midwest -- 0.9%
      50,000   Fifth Third Bancorp                                    2,867,000
--------------------------------------------------------------------------------
Beverage - Alcoholic -- 1.2%
     130,000   Constellation Brands, Inc. Class "A"*                  4,082,000
--------------------------------------------------------------------------------
Beverage - Soft Drink -- 2.0%
     150,000   PepsiCo, Inc.                                          6,675,000
--------------------------------------------------------------------------------
Biotechnology -- 3.1%
     100,000   Amgen Inc.*                                            6,698,000
      50,000   Genentech, Inc.*                                       3,606,000
                                                                  --------------
                                                                     10,304,000
--------------------------------------------------------------------------------
Chemical - Specialty -- 1.5%
     200,000   Ecolab Inc.                                            5,120,000
--------------------------------------------------------------------------------
Computer and Peripherals -- 3.1%
     100,000   Cisco Systems, Inc.*                                   1,659,000
     275,000   Dell Computer Corp.*                                   8,789,000
                                                                  --------------
                                                                     10,448,000
--------------------------------------------------------------------------------
Computer Software and Services -- 4.6%
     100,000   Adobe Systems, Inc.                                    3,207,000
     200,000   Microsoft Corp.                                        5,122,000
     100,000   Paychex, Inc.                                          2,931,000
     100,000   Symantec Corp.*                                        4,386,000
                                                                  --------------
                                                                     15,646,000
--------------------------------------------------------------------------------
Drug -- 5.9%
     100,000   Forest Laboratories, Inc.*                             5,475,000
      75,000   Gilead Sciences, Inc.*                                 4,168,500
      75,000   MedImmune, Inc.*                                       2,727,750
     225,000   Pfizer, Inc.                                           7,683,750
                                                                  --------------
                                                                     20,055,000
--------------------------------------------------------------------------------
Educational Services -- 1.6%
      85,000   Apollo Group, Inc. Class "A"*                          5,249,600
--------------------------------------------------------------------------------
Electrical Equipment -- 0.9%
     100,000   General Electric Co.                                   2,868,000
--------------------------------------------------------------------------------
Entertainment Technology -- 2.2%
     100,000   Electronic Arts Inc.*                                  7,399,000
--------------------------------------------------------------------------------
Financial Services - Diversified -- 7.3%
     100,000   American International Group, Inc.                     5,518,000
      50,000   Capital One Financial Corp.                            2,459,000
     175,000   Citigroup, Inc.                                        7,490,000
      50,000   Federal National Mortgage Association                  3,372,000
     150,000   SLM Corp.                                              5,875,500
                                                                  --------------
                                                                     24,714,500
--------------------------------------------------------------------------------
Homebuilding -- 2.9%
      60,000   Centex Corp.                                           4,667,400
       7,500   Lennar Corp. Class "B"                                   515,250
      75,000   Pulte Homes, Inc.                                      4,624,500
                                                                  --------------
                                                                      9,807,150
--------------------------------------------------------------------------------
Hotel/Gaming -- 1.9%
      75,000   Harrah's Entertainment, Inc.*                          3,018,000
     100,000   MGM Mirage, Inc.*                                      3,418,000
                                                                  --------------
                                                                      6,436,000
--------------------------------------------------------------------------------
Household Products -- 3.3%
      75,000   Clorox Co. (The)                                       3,198,750
      62,000   Colgate-Palmolive Co.                                  3,592,900
      50,000   Procter & Gamble Co. (The)                             4,459,000
                                                                  --------------
                                                                     11,250,650
--------------------------------------------------------------------------------
Industrial Services -- 0.8%
      75,000   C.H. Robinson Worldwide, Inc.                          2,667,000
--------------------------------------------------------------------------------
Insurance - Life -- 1.1%
     125,000   AFLAC, Inc.                                            3,843,750
--------------------------------------------------------------------------------
Insurance - Property/Casualty -- 1.0%
     100,000   Safeco Corp.                                           3,528,000
--------------------------------------------------------------------------------
Internet -- 1.9%
      60,000   eBay, Inc.*.                                           6,250,800
--------------------------------------------------------------------------------
Machinery -- 1.3%
     100,000   Donaldson Co., Inc.                                    4,445,000
--------------------------------------------------------------------------------
Medical Services -- 4.0%
     100,000   UnitedHealth Group, Inc.                               5,025,000
     100,000   Wellpoint Health Networks, Inc.*                       8,430,000
                                                                  --------------
                                                                     13,455,000
--------------------------------------------------------------------------------
Medical Supplies -- 7.6%
     130,000   Biomet, Inc.                                           3,725,800
     100,000   Cardinal Health, Inc.                                  6,430,000
     100,000   Johnson & Johnson                                      5,170,000
     100,000   Medtronic, Inc.                                        4,797,000
      80,000   Stryker Corp.                                          5,549,600
                                                                  --------------
                                                                     25,672,400
--------------------------------------------------------------------------------
Natural Gas -  Diversified -- 1.0%
      65,000   Devon Energy Corp.                                     3,471,000
--------------------------------------------------------------------------------
Office Equipment and Supplies -- 0.8%
     150,000   Staples, Inc.*                                         2,752,500
--------------------------------------------------------------------------------
Oilfield Services/Equipment -- 0.7%
     100,000   Halliburton Co.                                        2,300,000
--------------------------------------------------------------------------------
Petroleum - Producing -- 1.9%
     100,000   Apache Corp.                                           6,506,000
--------------------------------------------------------------------------------
Pharmacy Services -- 3.6%
     140,000   AdvancePCS*                                            5,352,200
     100,000   Express Scripts, Inc. Class "A"*                       6,821,000
                                                                  --------------
                                                                     12,173,200
--------------------------------------------------------------------------------
Recreation -- 0.9%
      80,000   Harley-Davidson, Inc.                                  3,188,800
--------------------------------------------------------------------------------

                       See notes to financial statements.


--------------------------------------------------------------------------------
136

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Retail Building Supply -- 1.9%
     150,000   Lowe's Companies, Inc.                             $   6,442,500
--------------------------------------------------------------------------------
Retail - Special Lines -- 1.8%
     100,000   Bed Bath & Beyond Inc.*                                3,881,000
      50,000   Best Buy Co., Inc.*                                    2,196,000
                                                                  --------------
                                                                      6,077,000
--------------------------------------------------------------------------------
Retail Store -- 2.3%
     100,000   Costco Wholesale Corp.*                                3,660,000
      75,000   Wal-Mart Stores, Inc.                                  4,025,250
                                                                  --------------
                                                                      7,685,250
--------------------------------------------------------------------------------
Semiconductor -- 1.4%
     100,000   QLogic Corp.*                                          4,833,000
--------------------------------------------------------------------------------
Shoe -- 1.6%
     100,000   Nike, Inc. Class "B"                                   5,349,000
--------------------------------------------------------------------------------
Telecommunications Equipment -- 1.1%
     100,000   QUALCOMM Incorporated                                  3,575,000
--------------------------------------------------------------------------------
Thrift -- 3.1%
--------------------------------------------------------------------------------
      65,000   Golden West Financial Corp.                            5,200,650
     125,000   Washington Mutual, Inc.                                5,162,500
                                                                  --------------
                                                                     10,363,150
--------------------------------------------------------------------------------
Toiletries/Cosmetics -- 1.0%
     100,000   Estee Lauder Companies, Inc. (The)
                 Class "A"                                            3,353,000
--------------------------------------------------------------------------------
Total Common Stocks
  and Total Investment Securities -- 90.3%
  (Cost $236,227,806)                                             $ 305,151,750
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreements -- 11.0%
(including accrued interest)
--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
$ 18,600,000   Collateralized by $12,300,000
                 U.S. Treasury Bonds, 8.875%,
                 due 8/15/17, with a value of
                 $19,049,285 (with UBS
                 Warburg LLC, 1.10%, dated
                 6/30/03, due 7/1/03, delivery
                 value $18,600,568)                               $  18,600,568
  18,500,000   Collateralized by $13,030,000
                 U.S. Treasury Bonds, 7.625%,
                 due 2/15/25, with a value of
                 $18,864,974 (with Morgan Stanley,
                 0.94%, dated 6/30/03, due 7/1/03,
                 delivery value $18,500,483)                         18,500,483
--------------------------------------------------------------------------------
               Total Repurchase Agreements
                 (Cost $37,101,051)                                  37,101,051
--------------------------------------------------------------------------------
Excess of Liabilities Over
  Cash and Other Assets -- (-1.3%)                                   (4,528,538)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $ 337,724,263
--------------------------------------------------------------------------------
Net Asset Value Per Outstanding Share
  ($337,724,263 / 20,452,617 shares outstanding)                  $       16.51
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Centurion Fund, Inc.
--------------------------------------

Statement of Assets
and Liabilities
June 30, 2003 (Unaudited)

ASSETS:
  Investment securities, at value
    (cost $236,227,806)                                           $ 305,151,750
  Repurchase agreement (cost $37,101,051)                            37,101,051
  Cash                                                                  149,627
  Receivable for securities sold                                      1,758,507
  Receivable for capital shares sold                                    108,898
  Dividends receivable                                                   98,400
  Prepaid insurance expense                                              24,762
                                                                  -------------
    Total Assets                                                    344,392,995
                                                                  -------------

LIABILITIES:
  Payable for securities purchased                                    6,163,888
  Payable for capital shares repurchased                                191,669
  Accrued expenses:
    Advisory fee                                                        141,393
    Service and distribution plan fees                                  113,114
    GIAC administrative service fee                                      31,741
    Other                                                                26,927
                                                                  -------------
    Total Liabilities                                                 6,668,732
                                                                  -------------
    Net Assets                                                    $ 337,724,263
                                                                  =============

NET ASSETS CONSIST OF:
  Capital stock, at $1.00 par value
    (authorized 50,000,000, outstanding
    20,452,617 shares)                                            $  20,452,617
  Additional paid-in capital                                        323,522,502
  Accumulated net investment loss                                      (362,145)
  Accumulated net realized loss on investments                      (74,812,655)
  Net unrealized appreciation of investments                         68,923,944
                                                                  -------------
  Net Assets                                                      $ 337,724,263
                                                                  =============

Net Asset Value Per Outstanding Share
  ($337,724,263 / 20,452,617 shares outstanding)                  $       16.51
                                                                  =============

Statement of Operations
Six Months Ended
June 30, 2003 (Unaudited)

INVESTMENT INCOME:
  Dividends                                                       $   1,134,649
  Interest                                                              170,400
                                                                  -------------
    Total Income                                                      1,305,049
                                                                  -------------

Expenses:
  Investment advisory fee                                               812,901
  Service and distribution plan fees                                    650,321
  GIAC administrative service fee                                       118,990
  Auditing and legal fees                                                28,467
  Custodian fees                                                         22,942
  Insurance and dues                                                     16,254
  Directors' fees and expenses                                           10,059
  Taxes and other                                                         7,711
                                                                  -------------
    Total Expenses Before Custody Credits                             1,667,645
    Less: Custody Credits                                                  (451)
                                                                  -------------
    Net Expenses                                                      1,667,194
                                                                  -------------
Net Investment Loss                                                    (362,145)
                                                                  -------------

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS:
    Net realized loss                                                (5,338,339)
    Change in net unrealized appreciation                            32,591,738
                                                                  -------------
  Net Realized Loss and Change in Net
    Unrealized Appreciation on Investments                           27,253,399
                                                                  -------------
      NET INCREASE IN NET ASSETS
        FROM OPERATIONS                                           $  26,891,254
                                                                  =============


                       See notes to financial statements.


--------------------------------------------------------------------------------
138

--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                              Six Months
                                                          Ended June 30,       Year Ended
                                                                    2003     December 31,
                                                             (Unaudited)             2002
                                                           -------------    -------------
Operations:
  Net investment loss                                      $    (362,145)   $    (247,915)
  Net realized loss on investments                            (5,338,339)     (33,315,887)
  Change in net unrealized appreciation                       32,591,738      (77,884,159)
                                                           -------------    -------------
  Net increasec (decrease) in net assets from operations      26,891,254     (111,447,961)
                                                           -------------    -------------

Capital Share Transactions:
  Proceeds from sale of shares                                 5,773,870       13,769,421
  Cost of shares repurchased                                 (33,591,867)     (87,473,344)
                                                           -------------    -------------
  Net decrease from capital share transactions               (27,817,997)     (73,703,923)
                                                           -------------    -------------

Total Decrease in Net Assets                                    (926,743)    (185,151,884)

Net Assets:
  Beginning of period                                        338,651,006      523,802,890
                                                           -------------    -------------
  End of period                                            $ 337,724,263    $ 338,651,006
                                                           =============    =============

Accumulated Net Investment Loss, at End of Period          $    (362,145)   $          --
                                                           =============    =============

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Centurion Fund, Inc.
--------------------------------------

Notes to Financial Statements
June 30, 2003 (Unaudited)

------------------------------------
1 -- Significant Accounting Policies
------------------------------------

      Value Line Centurion Fund, Inc. (the "Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended whose primary investment objective is long-term growth of capital. The Fund's portfolio will usually consist of common stocks ranked 1 or 2 for year-ahead performance by The Value Line Investment Survey, one of the nation's major investment advisory services.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation

      Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Directors may determine in good faith.

(B) Repurchase Agreements

      In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D) Dividends and Distributions

      It is the Fund's policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(E) Investments

      Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments adjusted for amortization of discount and premium, including original issue discount


--------------------------------------------------------------------------------
140

--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

required for federal income tax purposes, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

----------------------------------------------
2 -- Capital Share Transactions, Dividends and
     Distributions
----------------------------------------------

      Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc.
(GIAC). Transactions in capital stock were as follows:

                                              Six Months Ended       Year Ended
                                               June 30, 2003        December 31,
                                                 (Unaudited)            2002
                                              ----------------      ------------
Shares sold                                        368,974              776,258
Shares issued in reinvestment
   of dividends and distributions                       --                   --
                                               -----------          -----------
                                                   368,974              776,258
Shares repurchased                              (2,208,124)           5,056,767
                                               -----------          -----------
Net decrease                                    (1,839,150)          (4,280,509)
                                               ===========          ===========

--------------------------------------
3 -- Purchases and Sales of Securities
--------------------------------------

      Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                 Six Months Ended
                                                   June 30, 2003
                                                    (Unaudited)
                                                 ----------------
PURCHASES:
 Investment Securities                             $107,873,813
                                                   ============
  SALES:
 Investment Securities                             $141,103,730
                                                   ============

-----------------
4 -- Income Taxes
-----------------

      At June 30, 2003, information on the tax components of capital is as follows: (unaudited)

      Cost of investments for tax purposes                  $ 274,061,473
                                                            -------------
      Gross tax unrealized appreciation                     $  69,902,049
      Gross tax unrealized depreciation                        (1,710,721)
                                                            -------------
        Net tax unrealized appreciation on
        Investments                                         $  68,191,328
                                                            -------------
      Capital loss carryforward,
        Expires December 31, 2009                           $ (28,439,040)
        Expires December 31, 2010                           $ (31,556,338)
                                                            -------------
        Total loss carryforward                             $ (59,995,378)
                                                            -------------

      During the year ended December 31, 2002, as permitted under federal income tax regulations, the Fund elected to defer $8,146,504 post-October net capital losses to the current year.

      Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales. To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

--------------------------------------------------
5 -- Investment Advisory Contract, Management
     Fees and Transactions with Interested Parties
--------------------------------------------------

      An advisory fee of $812,901 was paid or payable to Value Line, Inc. (the "Adviser"), the Fund's investment adviser, for the six months ended June 30, 2003. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Fund during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

      For the six months ended June 30, 2003, the Fund's expenses were reduced by $451 under a custody credit arrangement with the Custodian.

      Certain officers and directors of the Adviser and Value Line Securities, Inc., (the "Distributor" and a registered broker/dealer) are also officers and directors of the Fund. During the six month period ended June 30, 2003 the Fund paid brokerage commissions totaling $190,900 to Value Line Securities, Inc. a wholly owned subsidiary of the Adviser, which clears its transactions through unaffiliated brokers.

      The Fund has a Service and Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Centurion Fund, Inc.
--------------------------------------

Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

annual rate of 0.40% of the Fund's average daily net assets. For the six months ended June 30, 2003, fees amounting to $650,321 were paid or payable to the Distributor under this plan.

      The Fund had an agreement with GIAC which ended on April 30, 2003, to reimburse GIAC for expenses incurred in performing administrative and internal accounting functions in connection with the establishment of contract-owner accounts and their ongoing maintenance, printing and distribution of shareholder reports and providing ongoing shareholder servicing functions. Such reimbursement is limited to an amount no greater than $18.00 times the average number of accounts at the end of each quarter during the year. During the four month period ended April 30, 2003, the Fund paid or accrued expense of $118,990 in connection with such services rendered by GIAC.


--------------------------------------------------------------------------------
142

--------------------------------------------------------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

                                               Six Months
                                                  Ended                                Years Ended December 31,
                                              June 30, 2003  -----------------------------------------------------------------------
                                               (unaudited)       2002           2001           2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......  $  15.19       $  19.71       $  27.25       $  36.09       $  30.44      $  25.52
                                              --------       --------       --------       --------       --------      --------

Income from investment operations:
  Net investment (loss) income .............      (.02)          (.01)           .05            .04            .03           .09
  Net (losses) gains on securities
    (both realized and unrealized) .........      1.34          (4.51)         (4.48)         (3.69)          8.13          6.67
                                              --------       --------       --------       --------       --------      --------
  Total from investment operations .........      1.32          (4.52)         (4.43)         (3.65)          8.16          6.76
                                              --------       --------       --------       --------       --------      --------

Less distributions:
  Dividends from net investment income .....        --             --           (.04)          (.03)          (.09)         (.09)
  Distributions from capital gains .........        --             --          (3.00)         (5.16)         (2.42)        (1.75)
  Tax return of capital ....................        --             --           (.07)            --             --            --
                                              --------       --------       --------       --------       --------      --------
  Total distributions ......................        --             --          (3.11)         (5.19)         (2.51)        (1.84)
                                              --------       --------       --------       --------       --------      --------
Net asset value, end of period .............  $  16.51       $  15.19       $  19.71       $  27.25       $  36.09      $  30.44
                                              --------       --------       --------       --------       --------      --------
Total return** .............................      8.69%+       (22.93)%       (16.35)%       (12.47)%        28.23%        27.47%
                                              --------       --------       --------       --------       --------      --------
Ratios/supplemental data:
  Net assets, end of period (in thousands) .  $337,724       $338,651       $523,803       $733,303       $971,372      $815,207
  Ratio of expenses to average net assets ..      1.03%*(1)      0.76%(1)        .59%(1)        .59%(1)        .59%(1)       .59%(1)
  Ratio of net investment (loss) income to
    average net assets .....................     (0.22)%*       (0.06)%         0.20%          0.12%          0.08%         0.31%
  Portfolio turnover rate ..................        36%+          126%           141%            76%            64%          112%

*     Annualized.
+     Not annualized.
** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.
(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.

                       See notes to financial statements.


--------------------------------------------------------------------------------
143

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 9.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

      (a)          Not applicable.

      EX-99.CERT   Certification pursuant to Rule 30a-2 under the Investment
                   Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                   Exhibit 99.CERT.

      EX-99.906    Certification pursuant to Section 906 of the Sarbanes-Oxley
                   Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By    /s/ Jean B. Buttner
      --------------------------------------
      Jean B. Buttner, President


Date: 8/29/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: 8/29/03